Partners Capital (Common Partnership Units) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock [Member]
Limited Partners' Capital Account [Abstract]
Outstanding OP units	0	0	0
AIMCO PROPERTIES, L.P
Limited Partners' Capital Account [Line Items]
Operating partnership units issued to acquire noncontrolling limited partnership interests in consolidated partnerships	184,000	6,900	276,000
AIMCO PROPERTIES, L.P | Cash [Member]
Limited Partners' Capital Account [Abstract]
Outstanding OP units	416,000	237,000	168,300
AIMCO PROPERTIES, L.P | High Performing Units [Member]
Limited Partners' Capital Account [Abstract]
Outstanding HPU units	2,339,950	2,339,950